FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)

          or fiscal year ending:     12/31/2008     (b)

Is this a transition report?: (Y/N)                                   N

Is this an amendment to a previous filing? (Y/N)                         N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.     Registrant Name:     Separate Account VUL-A

        B.     File Number:          811-9115

        C.     Telephone Number:     (502) 560-3153

2.     A.     Street: 4333 Edgewood Road NE

        B.     City: Cedar Rapids     C.     State: Iowa     D.     Zip Code: 52499 Zip Ext:

        E.     Foreign Country:          Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)                    N

4.     Is this the last filing on this form by Registrant? (Y/N)                    N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.     A.     Is Registrant a series or multiple portfolio company? (Y/N)

     [If answer is "N" (No), go to item 8.]

B.	How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/2008                              If filing more than one
File number 811-9115                                   Page 50, "X" box: [ ]

123.          State the total value of the additional units considered
          in answering item 122 ($000's omitted)                         $125

124.     [/]     State the total value of units of prior series that were
          placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)                                        $

125.     [/]     State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)                         $

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.) ($000's omitted)                              $

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV)
     in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

          Number of     Total Assets     Total Income
          Series     ($000's     Distributions
          Investing      omitted)     ($000's omitted)

          --------------     ----------------     -------------------
A.     U.S. Treasury direct issue          $     $
B.     U.S. Government agency          $     $
C.     State and municipal tax-free          $     $
D.     Public utility debt          $     $
E.     Brokers or dealers debt or debt of
     broker's or dealer's parent          $     $
F.     All other corporate intermed. & long-
     term debt          $     $
G.     All other corporate short-term debt          $     $
H.     Equity securities of brokers or dealers
     or parents of brokers or dealers          $     $
I.     Investment company equity securities          $     $
J.     All other equity securities      1     $4,056     $159
K.     Other securities          $     $
L.     Total assets of all series of registrant      1     $4,056     $159

For period ending 12/31/2008                              If filing more than one
File number 811-9115                                   Page 51, "X" box: [ ]

128.     [/]     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series
          at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131.]

129.     [/]     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131.]

130     [/]     In computations of NAV or offering price per unit, is any
          part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees? (Y/N)

131.	Total expenses incurred by all series of Registrant during
               the current reporting period ($000's omitted)                         $44

132.     [/]     List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-__________          811-__________          811-__________     811-__________

     811-__________          811-__________          811-__________      811-__________

     811-__________          811-__________          811-__________     811-__________

     811-__________          811-__________          811-__________      811-__________

     811-__________          811-__________          811-__________     811-__________

     811-__________          811-__________          811-__________      811-__________

     811-__________          811-__________          811-__________     811-__________

     811-__________          811-__________          811-__________      811-__________

     811-__________          811-__________          811-__________     811-__________

This report is signed on behalf of the registrant (or depositor or trustee).
City of: St. Petersburg          State of: Florida          Date:     February 25, 2009

Name of Registrant, Depositor, or Trustee: Separate Account VUL-A of Transamerica Life Insurance Company

By:          /s/ Arthur D. Woods
     Arthur D. Woods, Vice President
     and Counsel

Witness:     /s/ Gayle A. Morden
          Gayle A. Morden
          Compliance Manager – Life Products